Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes

The Company had minimal operations in jurisdictions other than the PRC. Income (loss) before income taxes consists of:

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
	(In thousands)
PRC	12,537,331	13,815,469	17,783,174	2,866,128
Non-PRC	(571,894)	(1,630,453)	(3,308,631)	(533,254)

	11,965,437	12,185,016	14,474,543	2,332,874

Components of Income Tax

Income taxes consist of:

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
	(In thousands)
Current income tax	1,888,378	2,006,980	2,942,173	474,192
Income tax refund due to reduced tax rate	(255,189)	(508,686)	(17,553)	(2,829)
Adjustments of deferred tax assets due to reduced tax rates	—	21,573	28,146	4,536
Deferred income tax (benefit) expense	(59,030)	309,063	(721,594)	(116,300)

	1,574,159	1,828,930	2,231,172	359,599

Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income

The reconciliation of the effective income tax provision to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax income is as follows:

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
	(In thousands, except for per share data)
Expected taxation at PRC EIT statutory rate	2,991,359	3,046,254	3,587,693	578,231
Effect of differing tax rates in different jurisdictions	138,931	312,938	676,663	109,058
Permanent differences – non-taxable income	(58,157)	(69,673)	(12,504)	(2,015)
Permanent differences – non-deductible expenses	58,201	168,735	123,245	19,864
Tax incentives relating to research and development expenditures	(154,977)	(318,652)	(538,305)	(86,759)
Effect of preferential tax rates inside the PRC	(1,489,331)	(2,152,806)	(1,897,184)	(305,771)
Effect of tax rate changes on deferred taxes	—	21,573	28,146	4,536
Over-accrued EIT for previous years	(15,084)	(32,982)	(153,121)	(24,679)
Withholding tax on PRC subsidiaries’ undistributed earnings	—	560,243	—	—
Addition to valuation allowance	103,217	293,300	416,539	67,134

Taxation for the year	1,574,159	1,828,930	2,231,172	359,599

Effective tax rate	13.16%	15.01%	15.41%	15.41%
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share	42.63	61.53	53.61	8.64

Tax Effects of Temporary Differences that Give Rise to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2013 and 2014 are as follows:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Deferred tax assets, current:
Provision for doubtful receivables	10,670	23,179	3,736
Net operating loss carry-forward	—	24,666	3,975
Accrued expenses, payroll and others	316,092	777,478	125,307

Less: valuation allowance	(39,918)	(140,371)	(22,624)

Current deferred tax assets, net	286,844	684,952	110,394

Deferred tax assets, non-current:
Fixed assets depreciation	28,755	38,157	6,150
Net operating loss carry-forward	580,963	905,790	145,987
Advertising expenses and others	163,591	306,635	49,420

Less: valuation allowance	(675,369)	(991,455)	(159,793)

Non-current deferred tax assets, net	97,940	259,127	41,764

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Long-lived assets arising from acquisitions	619,550	549,485	88,561
Withholding tax on PRC subsidiaries’ undistributed earnings	580,720	594,336	95,789

Deferred tax liabilities	1,200,270	1,143,821	184,350